Lease commitments (Tables)	9 Months Ended
Sep. 30, 2020
Lease commitments
Schedule of future minimum lease payments

Fiscal year	Amount
2020	$132,950
2021	296,121
2022	191,712
2023	186,975
2024 and after	421,564
Total	$1,229,322